Income Taxes - Schedule of Components of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 5,682,118	$ 1,042,542
Less: valuation allowance	(5,682,118)	(1,042,542)
Net deferred tax asset